Note 15 - Financial Instruments With Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	Contract amount
	2012	2011

Commitments to extend credit	$83,151,000	$67,009,000

Letters of credit	$2,492,000	$2,389,000